Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Statement [Line Items]
Deferred tax liability	$ 1,260,000
Canadian [Member]
Statement [Line Items]
Taxes receivable Amount	$ 179,000